Revenue from Services (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenue from provision of services
	For the six months ended on June 30		For the year ended on December 31 2021
	2022	2021
	Unaudited		Audited
	USD thousands
Revenue by geographical markets:
Singapore	149	1,495	2,841
Israel	275	151	326
United Arab Emirates	120	—	120
	544	1,646	3,287

Breakdown of revenues by customers:
Monitoring and policing authorities (“Smart City”)	269	1,495	2,961
Industry	275	151	326
	544	1,646	3,287

Schedule of revenue by geographical markets
	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Singapore	2,841	1,259
Israel	326	249
United States	—	101
United Arab Emirates	120	—
	3,287	1,609

Schedule of revenue by type of customer
	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Supervisory and Police Authorities (‘Smart City’)	2,961	1,259
Industry	326	245
Security	—	105
	3,287	1,609